Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On: _________________ Total Shareholder Return ($) (5) (f)
Year (a)	Summary Compensation Table Total for PEO ($) (1) (2) (3) (b)	Compensation Actually Paid to PEO ($) (4) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (2) (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4) (e)		Net Loss ($M) (6) (h)

2024	10,954,875	4,065,929	5,801,150	2,319,758	42.11	(413.6)
2023	1,156,903	262,372	961,711	622,399	82.57	(583.9)
2022	4,008,507	2,751,454	2,724,907	2,481,143	83.39	(417.3)

Named Executive Officers, Footnote	The following individuals are our NEOs for the following fiscal years ended December 31:

Year	PEO	Non-PEO NEOs

2024	Richard Adcock	Dr. Patrick Soon-Shiong and David Sachs
2023	Richard Adcock	Dr. Patrick Soon-Shiong and David Sachs
2022	Richard Adcock	Dr. Patrick Soon-Shiong and David Sachs

PEO Total Compensation Amount	$ 10,954,875	$ 1,156,903	$ 4,008,507
PEO Actually Paid Compensation Amount	$ 4,065,929	262,372	2,751,454
Adjustment To PEO Compensation, Footnote	Amounts shown in Columns (c) and (e) represent the “compensation actually paid” to Mr. Adcock and an average for our Non-PEO NEOs, with fiscal year 2024 calculated by adjusting the amounts shown in the “Total” column of the Summary Compensation Table as follows:

	2024
Adjustments	Mr. Adcock	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Applicable FY	$(9,611,108)	$(4,885,643)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,476,698	1,767,320
Deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(668,451)	(403,155)
Deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(86,085)	40,086
Total adjustments	$(6,888,946)	$(3,481,392)

Non-PEO NEO Average Total Compensation Amount	$ 5,801,150	961,711	2,724,907
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,319,758	622,399	2,481,143
Adjustment to Non-PEO NEO Compensation Footnote	Amounts shown in Columns (c) and (e) represent the “compensation actually paid” to Mr. Adcock and an average for our Non-PEO NEOs, with fiscal year 2024 calculated by adjusting the amounts shown in the “Total” column of the Summary Compensation Table as follows:

	2024
Adjustments	Mr. Adcock	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Applicable FY	$(9,611,108)	$(4,885,643)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,476,698	1,767,320
Deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(668,451)	(403,155)
Deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(86,085)	40,086
Total adjustments	$(6,888,946)	$(3,481,392)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Loss
Total Shareholder Return Amount	$ 42.11	82.57	83.39
Net Income (Loss)	$ (413,600,000)	$ (583,900,000)	$ (417,300,000)
PEO Name	Richard Adcock	Richard Adcock	Richard Adcock
Additional 402(v) Disclosure	Amounts shown in Columns (b) and (d) represent the total compensation reported for Mr. Adcock and an average for our Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Values shown above for the fiscal year ended December 31, 2023 do not incorporate equity awards to Mr. Adcock and Dr. Soon-Shiong as no such awards were granted to them during that period. Values shown above for the fiscal year ended December 31, 2022 do not incorporate discretionary cash bonuses and/or performance-based bonuses as no such bonuses were earned by our NEOs during that period.For more information regarding any year not included in the Summary Compensation Table in this proxy statement, please refer to the Proxy Statement on Form DEF 14A filed with the SEC on April 29, 2024.Amounts shown in Column (f) represent the value of a fixed investment of $100 on December 31, 2021 in the company’s common stock based on cumulative TSR as of the end of each fiscal year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (December 31, 2021 – December 31, 2024), assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. The company has never paid cash dividends on its common stock. Share price data was collected using S&P Capital IQ.Amounts shown in Column (h) represent the net loss reported in the company’s audited consolidated financial statements that appear in Part II, Item 8. “Financial Statements and Supplementary Data” of our Annual Report for the fiscal year ended December 31, 2024 filed with the SEC on March 3, 2025.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,888,946)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,611,108)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,476,698
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(668,451)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,085)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,481,392)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,885,643)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,767,320
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(403,155)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 40,086